Pension Plans and Other Postretirement Benefit Plans - Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss), net	$ (1,496)	$ (2,805)	$ (5,168)
Curtailments	0	0	156
Settlement loss	5	0	870
Other Comprehensive Income (Loss) | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss), net	(1,800)	(3,306)	(5,244)
Recognized actuarial loss	520	1,386	1,093
Curtailments	0	0	91
Settlement loss	5	0	870
Total recognized in other comprehensive income (loss)	(1,275)	(1,920)	(3,190)
Other Comprehensive Income (Loss) | Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss), net	304	501	76
Recognized actuarial loss	0	34	98
Curtailments	0	0	65
Settlement loss	0	0	0
Total recognized in other comprehensive income (loss)	$ 304	$ 535	$ 239